Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Components of Long-Term Debt

	June 30, 2016	December 31, 2015
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due from 2016 to 2018	311,791	329,222
U.S. Dollar-denominated Term Loans due from 2018 to 2026	1,040,984	1,150,436
Norwegian Kroner-denominated Bonds due from 2017 to 2020	310,879	294,016
Euro-denominated Term Loans due from 2018 to 2023	239,792	241,798
Total principal	1,903,446	2,015,472
Unamortized discount and debt issuance costs	(13,158)	(16,263)
Total debt	1,890,288	1,999,209
Less current portion	(227,595)	(197,197)
Long-term debt	1,662,693	1,802,012